Net Loss Per Share - Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (8,353)	$ (7,307)	$ (11,243)	$ (8,813)	$ (6,716)	$ (5,551)	$ (7,274)	$ (18,198)	$ (36,550)	$ (26,906)	$ (17,920)	$ (12,825)	$ (44,826)	$ (26,903)	$ (19,541)	$ (81,376)	$ (28,354)	$ (99,574)	$ (55,548)
Denominator:
Weighted-average common shares outstanding, basic (in shares)	38,449,000			37,890,000	37,657,000	37,494,000	37,327,000	37,160,000	37,005,000	36,922,000	36,851,000	37,411,000	36,887,000	38,305,000	37,494,000	36,927,000	37,594,000	36,991,000	35,997,000
Weighted-average common shares outstanding, diluted (in shares)	38,449,000			37,890,000	37,657,000	37,494,000	37,327,000	37,160,000		36,922,000	36,851,000	37,411,000	36,887,000	38,305,000	37,494,000		37,594,000	36,991,000	35,997,000
Net loss per share, basic (in dollars per shares)	$ (0.22)			$ (0.23)	$ (0.18)	$ (0.15)	$ (0.19)	$ (0.49)	$ (0.99)	$ (0.73)	$ (0.49)	$ (0.34)	$ (1.22)	$ (0.7)	$ (0.52)	$ (2.2)	$ (0.75)	$ (2.69)	$ (1.54)
Net loss per share, diluted (in dollars per share)	$ (0.22)			$ (0.23)	$ (0.18)	$ (0.15)	$ (0.19)	$ (0.49)		$ (0.73)	$ (0.49)	$ (0.34)	$ (1.22)	$ (0.7)	$ (0.52)		$ (0.75)	$ (2.69)	$ (1.54)